Pro Forma Information of Results of Operations (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($) $ / shares
Business Acquisition [Line Items]
Net revenues	$ 15,040
Net loss attributable to GigaMedia shareholders	$ (34,845)
Basic and diluted loss per share | $ / shares	$ (3.44)